Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 11 – Stockholders’ Equity

Net (Loss) Income Per Common Share

Basic net (loss) income per common share is computed by dividing net (loss) income attributable to common shareholders, less dividends on restricted stock expected to vest plus gains on redemptions on common stock, by the weighted average number of common shares outstanding for the period.  Diluted net income (loss) per common share is computed by dividing net (loss) income attributable to common shareholders by the sum of the weighted average number of common shares outstanding and any potential dilutive shares for the period. Under the two-class method of computing earnings per share, net (loss) income attributable to common shareholders is computed by adjusting net loss for the non-forfeitable dividends paid on non-vested restricted stock.

The following table reconciles the components of basic and diluted net (loss) income per common share:

	For the Year Ended December 31,
	2013	2012

Net (loss) income from continuing operations attributable to common shareholders	$(2,751,129)	$3,732,285
Dividends on restricted stock expected to vest	(11,136)	(11,564)
Gain on redemption of common stock(2)	1,575	4,018
Basic net (loss) income from continuing operations attributable to common shareholders	$(2,760,690)	$3,724,739

Net loss from discontinued operations	$(356,546)	$(720,815)
Net loss from discontinued operations attributable to noncontrolling interest	(136,674)	(909,371)
Basic net (loss) income from discontinued operations attributable to common shareholders	$(219,872)	$188,556

Weighted average common shares outstanding	2,348,849	1,679,778

Potential dilutive shares (1)	-	16,475
Weighted average common shares outstanding and potential dilutive shares	2,348,849	1,696,253

Basic (loss) income from continuing operations per share	$(1.18)	$2.22
Basic (loss) income from discontinued operations per share	$(0.09)	$0.11

Diluted (loss) income from continued operations per share	$(1.18)	$2.20
Diluted (loss) income from discontinued operations per share	$(0.09)	$0.11

(1) Excludes 15,908 shares related to non-vested restricted stock for the year ended December 31, 2013, as the effect would be anti-dilutive.  Also excludes any dilution related to the 1,000 shares of convertible stock as the conversion would be anti-dilutive and currently there would be no conversion into common shares.

(2)Represents the difference between the fair value and carrying amount of the common stock upon redemption.

Common Stock

Pursuant to its Initial Public Offering, the Company offered to the public up to $1 billion in shares of its common stock (exclusive of shares to be sold pursuant to the Company’s distribution reinvestment plan) for $10.00 per share, with discounts available for certain categories of purchasers, and up to $28.5 million in shares of common stock to be issued pursuant to the Company’s distribution reinvestment plan at $9.50 per share.  On September 20, 2012, the Company filed a registration statement on Form S-11 with the SEC, to register $500.0 million in shares of its common stock (exclusive of shares to be sold pursuant to the Company’s distribution reinvestment plan) at a price of $10.00 per share (subject to certain volume discounts described in the prospectus), and $50.0 million in shares of its common stock to be sold pursuant to the Company’s distribution reinvestment plan at $9.50 per share, pursuant to the Follow-On Offering. As permitted by Rule 415 under the Securities Act, the Company continued the Initial Public Offering until April 12, 2013, the date the SEC declared the registration statement for the Follow-On Offering effective, which terminated the Initial Public Offering.  As of April 12, 2013, the Company had accepted aggregate gross offering proceeds in its Initial Public Offering of $22,231,406.  On August 23, 2013, at the recommendation of its Advisor and following the approval of its Board of Directors, the Company terminated its Follow-On Offering, effective September 9, 2013. As of September 9, 2013, the Company had accepted aggregate gross offering proceeds in its Follow-On Offering of $330,251, excluding shares sold pursuant to the Company’s distribution reinvestment plan.

Convertible Stock

The Company has issued to its Advisor 1,000 shares of its convertible stock for an aggregate purchase price of $1,000. Upon certain conditions, the convertible stock will convert to shares of common stock with a value equal to 15% of the excess of (i)  the Company’s enterprise value (as defined in our charter) plus the aggregate value of distributions paid to stockholders over (ii) the aggregate purchase price paid by stockholders for shares in the Company plus a 8% cumulative, non-compounded, annual return on the original issue price paid for those outstanding shares

Share Repurchase Plan and Redeemable Common Stock

The Company has previously adopted a share repurchase plan that enabled stockholders to sell their shares to the Company in limited circumstances.

There were several limitations on the Company’s ability to repurchase shares under the share repurchase plan:

•	The Company could not repurchase shares until the stockholder had held the shares for one year.
•
During any calendar year, the share repurchase plan limited the number of shares the Company was allowed to repurchase to those that the Company could purchase with the net proceeds from the sale of shares under the distribution reinvestment plan during the previous fiscal year.

•	During any calendar year, the Company was not allowed to repurchase in excess of 5% of the number of shares of common stock outstanding as of the same date in the prior calendar year.

Pursuant to the terms of the Company’s share repurchase plan, the purchase price for shares repurchased under the share repurchase plan reflected the Company’s estimated value per share of $10.04 as of December 17, 2012. Except in the instance of a stockholder’s death or qualifying disability, the Company was able to repurchase shares at the lesser of (1) 100% of the average price per share the original purchaser paid to the Company for all of the shares (as adjusted for any stock distributions, combinations, splits, recapitalizations, special distributions and the like with respect to the Company’s common stock), or (2) $9.04 per share (i.e., 90% of the Company’s estimated net asset value per share of $10.04). Repurchases sought upon a stockholder’s death or “qualifying disability”, as that term is defined in the Company’s share repurchase plan, were to be made at a repurchase price of $10.04 per share. Shares subject to repurchase must have been held for at least one year.  The Company had no obligation to repurchase shares if the repurchase would violate the restrictions on distributions under Maryland law, which prohibits distributions that would cause a corporation to fail to meet statutory tests of solvency.

The Company’s Board of Directors was allowed to amend or modify any provision of the plan at any time in its discretion without prior notice to participants. In the event that the Company’s Board of Directors amended, suspended or terminated the share repurchase plan, however, the Company was required to send stockholders notice of the change(s) following the date of such amendment, suspension or modification, and to disclose the change(s) in a report filed with the SEC on either Form 8-K, Form 10-Q or Form 10-K, as appropriate.

The Company recorded amounts that were redeemable under the share repurchase plan as redeemable common stock in the accompanying consolidated balance sheets because the shares were redeemable at the option of the holder and, therefore, their redemption was outside the Company’s control. The maximum amount redeemable under the Company’s share repurchase plan was limited to the number of shares the Company could repurchase with the amount of the net proceeds from the sale of shares under the distribution reinvestment plan during the prior fiscal year. However, because the amounts that could be repurchased in future periods was determinable and only contingent on an event that was likely to occur (e.g., the passage of time), the Company presented the net proceeds from the current dividend reinvestment plan, net of current year redemptions, as redeemable common stock in the accompanying consolidated balance sheets.

The Company classified financial instruments that represent a mandatory obligation to the Company to repurchase shares as liabilities. When the Company determined it had a mandatory obligation to repurchase shares under the share repurchase plan, the Company would reclassify such obligations from temporary equity to a liability based upon their respective settlement values. In addition, upon reclassification of such obligation to a liability, the difference between the fair value of the instrument and the carrying amount was added to (or subtracted from) net earnings available to common shareholders in the calculation of earnings per share.

The Company limited the dollar value of shares that may be repurchased under the program as described above.

During the year ended December 31, 2013, the Company redeemed $98,425 of common stock as a result of redemption requests. Proceeds from the Company’s distribution reinvestment plan for the year ended December 31, 2012 were $454,711, which under the Company’s share redemption plan established the maximum amount of redemption requests the Company could satisfy during the year ended December 31, 2013, subject to exceptional circumstances as determined by the Board of Directors. In September 2012, $59,005 of shares were repurchased based on extraordinary circumstances, leaving $395,706 available to fulfill redemption requests in 2013.  As of December 31, 2013, the Company received a total of nine redemption requests during the year ended December 31, 2013 for an aggregate of 25,129 shares, not including the partially deferred redemption request from the year ended December 31, 2012 in the amount of $23,125. The Company honored the deferred redemption requests from 2012 in full. Of the remaining redemption requests, the Company honored a total of 7,500 shares aggregating $75,300.  The average redemption price for the fulfilled redemptions during the year ended December 31, 2013 was $9.84 per share. Funds for the payment of redemption requests were derived from the proceeds of the Company’s distribution reinvestment plan.

On June 27, 2013, following a meeting of its Board of Directors, the Company decided to explore strategic alternatives to enhance the growth of its portfolio. In anticipation of its review of strategic alternatives, the Board of Directors, including all of the Company’s independent directors, voted to suspend the Company’s share repurchase plan as of June 27, 2013 through the third quarter of 2013.  In addition, the Company’s Board of Directors, including all of the Company’s independent directors, voted to suspend payment of pending repurchase requests under the share repurchase plan that were queued as of June 27, 2013 for repurchase.

On August 23, 2013, the Company’s Board of Directors, including all of the Company’s independent directors, voted to terminate the Company’s Distribution Reinvestment Plan (“DRP”).  The termination of the DRP eliminated the source of proceeds for the repurchase of shares under the share repurchase plan and, therefore, the Company’s Board of Directors, including all of the Company’s independent directors, voted to terminate the share repurchase plan, effective as of September 9, 2013.

As a result of the termination of the share repurchase program, the repurchase requests received from stockholders during the second quarter of 2013, with respect to 17,629 shares aggregating $169,366, will not be fulfilled.  As the Company does not intend to fulfill any requests in the future, the aggregate amount of any accrued redemptions and redeemable common stock has been reclassified back to additional paid-in capital as of December 31, 2013.

Equity Compensation Plan

The Company previously adopted the Bluerock Residential Growth REIT, Inc. (formerly Bluerock Multifamily Growth REIT, Inc.) Long Term Incentive Plan (the “Former  Incentive Plan ”), in order to enable the Company to (1) provide an incentive to the Company’s employees, officers, directors, and consultants and employees and officers of the Advisor to increase the value of the Company’s common stock, (2) give such persons a stake in the Company’s future that corresponds to the stake of each of its stockholders, and (3) obtain or retain the services of these persons who are considered essential to the Company’s  long-term success, by offering such persons an opportunity to participate in the Company’s  growth through ownership of its common stock or through other equity-related awards.  The Company had reserved and authorized an aggregate number of 2,000,000 shares of its common stock for issuance under the Former Incentive Plan.

Stock-based Compensation for Independent Directors

The Company’s independent directors received an automatic grant of 5,000 shares of restricted stock on the effective date of the Initial Public Offering and will receive an automatic grant of 2,500 shares of restricted stock when such directors are reelected at each annual meeting of the Company’s stockholders thereafter. Each person who thereafter is elected or appointed as an independent director will receive an automatic grant of 5,000 shares of restricted stock on the date such person is first elected as an independent director and an automatic grant of 2,500 shares of restricted stock when such director is reelected at each annual meeting of the Company’s stockholders thereafter. To the extent allowed by applicable law, the independent directors will not be required to pay any purchase price for these grants of restricted stock. The restricted stock will vest 20% at the time of the grant and 20% on each anniversary thereafter over four years from the date of the grant. All restricted stock may receive distributions, whether vested or unvested. The value of the restricted stock to be granted is not determinable until the date of grant.

On August 5, 2013, the Company’s three independent directors received an automatic grant of 2,500 shares each of restricted stock after their re-election to the Board of Directors at the Company’s annual meeting.

A summary of the status of the Company’s non-vested shares as of December 31, 2013 and 2012, is as follows:

Non Vested shares	Shares	Weighted average grant-date fair value
Balance at January 1, 2012	16,500	165,000
Granted	7,500	75,000
Vested	(7,500)	(75,000)
Forfeited	-	-
Balance at December 31, 2012	16,500	165,000
Granted	7,500	75,000
Vested	(9,000)	(90,000)
Forfeited	-	-
Balance at December 31, 2013	15,000	$150,000

At December 31, 2013, there was $118,750 of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a period of four years. The total fair value of shares vested during the year ended December 31, 2013, was $90,000.

The Company currently uses authorized and unissued shares to satisfy share award grants.

Distributions

Distributions, including distributions paid by issuing shares under the distribution reinvestment plan, for the year ended December 31, 2013 were as follows:

	Distributions
2013	Declared	Paid
First Quarter	$393,291	$385,167
Second Quarter	412,265	413,477
Third Quarter	426,066	423,134
Fourth Quarter	425,648	421,686
	$1,657,270	$1,643,464

Distributions were calculated based on stockholders of record per day during the period. Cash distributions were calculated at a rate of $0.00191781 per share of common stock per day, which would equal a daily amount that, if paid each day for a 365-day period, would equal a 7.0% annualized rate based on a purchase price of $10.00 per share. Stock distributions were calculated at a rate of $0.00219178 per share of common stock per day, which would equal a daily amount that, if paid each day for a 365-day period, would equal an 8.0% annualized rate based on a purchase price of $10.00 per share.